Segment Reporting (Details)	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Operating segment	1
Reporting segment	1
Segment description	The Company’s CODM uses year-over-year fluctuations as the overall key performance indicator and budget-to-actual variances of these consolidated results to measure segment profit or loss and assesses performance against expectations to make resource allocation decisions.